February 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Highland Funds II (formerly, Pyxis Funds II) (the “Registrant”)
Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
(File Nos. 33-51308 and 811-07142)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Registrant pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 109 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 112 to the Registrant’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 109/112”) for Highland Global Allocation Fund (formerly Pyxis Core America Equity Fund), a series of the Registrant (the “Fund”), including: (i) the Fund’s prospectus, (ii) the Fund’s statement of additional information, and (iii) other information and the signature page.

As has been designated on the facing sheet, it is intended that this Amendment No. 109/112 become effective sixty days after filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

Please direct any questions regarding the enclosed materials to the undersigned at 212-596-9821.

Sincerely,

/s/ Lindsey Coffey

Lindsey Coffey

cc:	Ethan Powell, Highland Capital Management Fund Advisors, L.P.
Rajib Chanda, Ropes & Gray LLP